Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

August 19, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Smart Trust, Rising Interest Rates Hedge Trust, Series 1 (File No. 333-189259) (CIK 1579113)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on August 16, 2013.

Very truly yours,

Smart Trust, Rising Interest Rates Hedge Trust, Series 1

By: Hennion & Walsh, Inc.

By                 /s/ KEVIN D. MAHN

                                      Kevin D. Mahn

                                  Authorized Signator